Digital assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Digital assets [abstract]
Gain on fair value	$ (771,863)	$ (141,770)	$ 0
Invested in additional digital assets	5,632,576
Digital assets sold	1,906,503
Gross proceeds	2,500,425
Gain on sale of digital assets	$ 593,922	$ 0	$ 0